Goodwill and Other Intangible Assets (Notes)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Changes in the carrying amount of goodwill, by business segment, are as follows (in thousands):

	LTC	SCG	Total
Goodwill balance as of January 1, 2012	$3,564,486	$490,437	$4,054,923
Goodwill acquired in the year ended December 31, 2012	21,184	—	21,184
Disposition of businesses	(14,258)	—	(14,258)
Other	(546)	—	(546)
Goodwill balance as of December 31, 2012	3,570,866	490,437	4,061,303
Goodwill acquired in the year ended December 31, 2013	—	—	—
Disposition of businesses	(4,145)	—	(4,145)
Other	298	—	298
Goodwill balance as of December 31, 2013	$3,567,019	$490,437	$4,057,456

The “Other” caption above includes the settlement of acquisition matters relating to prior-year acquisitions.  “Other” also included the effect of adjustments due to foreign currency translations, which related primarily to the Company's pharmacy that was located in Canada, which was included in LTC and was disposed of in the third quarter of 2012.

The Company performed its annual goodwill impairment analysis for the year ended December 31, 2013 in accordance with the authoritative guidance on goodwill impairment. The Company performed a quantitative step one goodwill impairment test as part of its 2013 annual assessment. The estimated fair value of the Company's reporting units was based on discounted cash flows, which required significant management judgment, as well as a market approach that compared the reporting units' earnings and revenue multiples to those of comparable public companies. For the Company's continuing operations, the outcome of step one resulted in a fair value that was greater than the carrying value, indicating that goodwill was not impaired.

In the year ended December 31, 2012, the Company's impairment analysis included an assessment of qualitative factors to determine whether it is more likely than not that the fair value of the reporting units is less than their carrying amounts. The impairment analysis involves an assessment of certain qualitative factors including, but not limited to, macroeconomic, industry and market conditions; cost factors that have a negative effect on earnings; overall financial performance; the movement of the Company's share price; and other relevant entity and reporting unit specific events. This assessment includes the determination of the likely effect of each factor on the fair value of each reporting unit. Although the Company believes the factors considered in the impairment analysis are reasonable, significant changes in any of the assumptions could produce a significantly different result. Based on the Company's annual goodwill impairment analysis for the years ended December 31, 2012, Omnicare concluded that goodwill had not been impaired.

The table below presents the Company’s other identifiable intangible assets, all of which are subject to amortization, except trademark and trade names as described below (in thousands):

				December 31, 2013
	Original Amortization Life (in years)			Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationship assets	6	—	15	$318,281	$(211,191)	$107,090
Trademarks and trade names		—	(a)	13,972	(1,496)	12,476
Non-compete agreements	2	—	15	24,991	(14,970)	10,021
Other	4	—	4	387	—	387
Total				$357,631	$(227,657)	$129,974

				December 31, 2012
	Original Amortization Life (in years)			Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationship assets	6	—	15	$324,632	$(186,736)	$137,896
Trademarks and trade names		—	(a)	16,166	(2,434)	13,732
Non-compete agreements	2	—	15	29,042	(15,571)	13,471
Total				$369,840	$(204,741)	$165,099

(a)Certain of Omnicare's trademarks and trade names are amortized over their useful lives ranging up to five years.
The remainder have indefinite useful lives as further discussed below. The value of intangible assets with indefinite lives is $11.7 million as of December 31, 2013 and 2012.

Amortization expense related to identifiable intangible assets was $32.9 million, $38.6 million and $37.4 million for the years ended December 31, 2013, 2012 and 2011, respectively.  Omnicare’s trademarks and trade names primarily constitute identifiable intangible assets with indefinite useful lives.  Accordingly, these trademarks and trade names are not amortized, but are reviewed annually for impairment.  The Company performed its annual assessment for the year ended December 31, 2013 and 2012 and concluded that these assets had not been impaired. See the "Discontinued Operations" note for further details of the impairment taken on the Hospice business. The fair value at December 31, 2013 and 2012 was determined using projected revenue and cash flows developed by the Company (Level 3 inputs).

Estimated annual amortization expense for intangible assets subject to amortization at December 31, 2013 for the next five fiscal years is as follows (in thousands):

Year ended	Amortization
December 31,	Expense
2014	$31,238
2015	30,228
2016	19,957
2017	11,894
2018	9,291